Fair Values (Hybrid Notes) (Details) - Designated as Hedging Instrument [Member] - Cash Flow Hedging [Member] - Foreign Currency Gain (Loss) [Member] $ in Billions	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2017 USD ($)
Hybrid Instruments [Line Items]
Hybrid Instruments at Fair Value, Net			$ 1.2
Other Comprehensive Income (Loss) [Member]
Hybrid Instruments [Line Items]
Unrealized Gain (Loss) on Foreign Currency Derivatives, Net, before Tax	$ 97,000,000	$ 49,000,000
Gain (Loss) on Foreign Currency Cash Flow Hedge Ineffectiveness	$ 0	$ 0